Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the information required by Rule 12-09 of Regulation S-X regarding valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2021:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$943	$814	$(787)	$(96)	$874
Valuation allowance on deferred tax assets	235,196	2,403	(38,992)	(12,368)	186,239
Reported as liabilities:
Provision for contingencies	26,948	23,454	(13,788)	(2,528)	34,086
Total	$263,087	$26,671	$(53,567)	$(14,992)	$221,199
Year ended December 31, 2020:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$23,076	$937	$(22,929)	$(141)	$943
Valuation allowance on deferred tax assets	194,426	65,077	(18,870)	(5,437)	235,196
Reported as liabilities:
Provision for contingencies	26,158	17,391	(11,920)	(4,681)	26,948
Total	$243,660	$83,405	$(53,719)	$(10,259)	$263,087
Year ended December 31, 2019:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$25,539	$8,524	$(10,892)	$(95)	$23,076
Valuation allowance on deferred tax assets	219,920	2,375	(26,252)	(1,617)	194,426
Reported as liabilities:
Provision for contingencies	28,509	17,795	(17,768)	(2,378)	26,158
Total	$273,968	$28,694	$(54,912)	$(4,090)	$243,660

(i)Additions in valuation allowance on deferred tax assets are charged to income tax expense.

Additions in provision for contingencies are explained as follows:

Fiscal years 2021, 2020 and 2019 – Relate to the accrual of $22,555, $15,330 and $17,441, respectively, and a reclassification of $899 and $2,061, during fiscal years 2021 and 2020, respectively. See Note 18 for details.

(ii)Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:

Corresponds to the settlements amounting to $13,788; $11,920 and $17,768 during fiscal years 2021, 2020 and 2019, respectively. as discussed in Note 18.

Deductions in allowance for doubtful accounts during fiscal years 2020 and 2019 mainly relate to reductions in the accrual and the write-off of some receivables from franchisees in Puerto Rico as a consequence of the confidential settlement agreements reached in December 2020 and March 2021 with Puerto Rican franchisees. For details see note 18.
(iii)Presented in the consolidated balance sheet as follow: $542 and $585 at December 31, 2021 and 2020, respectively, within Accounts and notes receivable, net and $332 and $358 at December 31, 2021 and 2020, respectively, within Other receivables.